DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - 3 months ended Mar. 31, 2025 € in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions	USD ($) t	EUR (€)	GBP (£)	SEK (kr)	CAD ($)	CLP ($)
Foreign currency forward contracts:
Derivative [Line Items]
Notional amount	$ 73.7	€ 325.8	£ 9.6	kr 88.3	$ 26.2	$ 12,600.0
Interest rate swap contracts:
Derivative [Line Items]
Notional amount | $	$ 695.0
Bunker fuel hedges
Derivative [Line Items]
Nonmonetary notional amount (in metric tons) | t	21,400